FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 732	$ 696
Financial assets at fair value through profit and loss	982	1,496
Subtotal financial assets	1,714	2,192
Non financial assets	119	67
Total assets	1,833	2,259
Financial liabilities at amortized cost	2,362	2,402
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	2,362	2,402
Non financial liabilities	13	14
Total liabilities	2,375	2,416
Trade And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	470	323
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	470	323
Non financial liabilities	13	14
Total liabilities	483	337
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,892	2,079
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,892	2,079
Non financial liabilities
Total liabilities	1,892	2,079
Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	397	496
Financial assets at fair value through profit and loss	141
Subtotal financial assets	538	496
Non financial assets	119	67
Total assets	657	563
Financial Assets At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	308	692
Subtotal financial assets	308	692
Non financial assets
Total assets	308	692
Financial Assets At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	47	110
Subtotal financial assets	47	110
Non financial assets
Total assets	47	110
Financial Assets At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	36	64
Subtotal financial assets	36	64
Non financial assets
Total assets	36	64
Financial Assets At Fair Value Through Profit And Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	8	11
Subtotal financial assets	8	11
Non financial assets
Total assets	8	11
Financial Assets At Fair Value Through Profit And Loss [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	52	1
Subtotal financial assets	52	1
Non financial assets
Total assets	52	1
Financial Assets At Fair Value Through Profit And Loss [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	335	120
Financial assets at fair value through profit and loss	390	618
Subtotal financial assets	725	738
Non financial assets
Total assets	$ 725	738
Financial Assets At Amortized Cost [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		80
Financial assets at fair value through profit and loss
Subtotal financial assets		80
Non financial assets
Total assets		$ 80